John Hancock Managed Account Shares Bond Completion Portfolio Shareholder Fees - John Hancock Managed Account Shares Bond Completion Portfolio - N/A	May 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%